Note 16 - Long-term Debt and Financing (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	Maturity	March 31, 2020	March 31, 2019
Credit facility (a)	September 1, 2020	$236,389	$201,577
Less: Debt issue costs (a)		(1,644)	(1,824)
Filter Group financing (b)	October 25, 2023	9,690	17,577
8.75% loan (c)	September 12, 2023	280,535	240,094
6.75% $100M convertible debentures (d)	March 31, 2023	90,187	87,520
6.75% $160M convertible debentures (e)	December 31, 2021	153,995	150,945
6.5% convertible bonds (f)	December 31, 2020	12,851	29,483
		782,003	725,372
Less: Current portion		(253,485)	(479,101)
		$528,518	$246,271

Disclosure of maturity of debt [text block]

	Less than 1 year	1–3 years	4–5 years	Total

Credit facility (a)	$236,389	$-	$-	$236,389
Filter Group financing (b)	5,889	3,800	1	9,690
8.75% loan (c)	-	-	308,354	308,354
6.75% $100M convertible debentures (d)	-	100,000	-	100,000
6.75% $160M convertible debentures (e)	-	160,000	-	160,000
6.5% convertible bonds (f)	12,851	-	-	12,851
	$255,129	$263,800	$308,355	$827,284

Disclosure of reconciliation of liabilities arising from financing activities [text block]

	As at April 1, 2019	Cash inflows (outflows)	Foreign exchange	Non-cash changes	As at March 31, 2020

Credit facility (a)	$199,753	$34,812	$-	$180	$234,745
Filter Group financing (b)	17,577	(7,887)	-	-	9,690
8.75% loan (c)	240,094	17,163	17,613	5,665	280,535
6.75% $100M convertible debentures (d)	87,520	-	-	2,667	90,187
6.75% $160M convertible debentures (e)	150,945	-	-	3,050	153,995
6.5% convertible bonds (f)	29,483	(17,370)	518	220	12,851
	$725,372	$26,718	$18,131	$11,782	$782,003
Less: Current portion	(479,101)	-	-	-	(253,485)
	$246,271				$528,518
	As at April 1, 2018	Cash inflows (outflows)	Foreign exchange	Non-cash changes	As at March 31, 2019

Credit facility (a)	$121,451	$77,638	$-	$664	$199,753
Filter Group financing (b)	-	17,577	-	-	17,577
8.75% loan (c)	-	236,934	4,553	(1,393)	240,094
6.75% $100M convertible debentures (d)	85,760	-	-	1,760	87,520
6.75% $160M convertible debentures (e)	148,146	-	-	2,799	150,945
6.5% convertible bonds (f)	188,147	(169,333)	3,508	7,161	29,483
	$543,504	$162,816	$8,061	$10,991	$725,372
Less: Current portion	(121,451)	-	-	-	(479,101)
	$422,053				$246,271

Disclosure of finance cost [text block]
	2020	2019
Credit facility (a)	$23,736	$20,715
Filter Group financing (b)	1,793	875
8.75% loan (c)	35,089	8,999
6.75% $100M convertible debentures (d)	9,417	8,819
6.75% $160M convertible debentures (e)	13,850	13,598
6.5% convertible bonds (f)	2,746	18,387
Supplier finance and others (g)	20,314	16,386
	$106,945	$87,779